Revenue	6 Months Ended
Jun. 30, 2025
Revenue [Abstract]
REVENUE

NOTE 18 – REVENUE

The Company’s sales are derived from sales of electronic products and services. The following is the Company’s revenue by geographical markets during the six months ended June 30, 2025 and 2024:

	Six Months Ended June 30,
	2025	2024
Spain	€4,679,846	€3,660,964
Europe	391,388	1,162,753
Rest of the world	366,071	53,756
	€5,437,305	€4,877,473

During the six months ended June 30, 2025 and 2024, the Company recognized revenue of €5,437,305 and €4,877,473, of which €410,342 and €68,980 derived from related parties, respectively.

We consider related parties those companies that are part of Umbrella Energy Group.